Pension schemes - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Y	Dec. 31, 2024 EUR (€)	Jan. 01, 2025
Pension schemes.
Net defined benefit liability	€ 0	€ 0
Minimum contribution percentage defined benefit plan Belgium	7.00%
Minimum variable return contribution from 1 January 2016	1.75%
Maximum variable return contribution from 1 January 2016	3.75%
Variable Return Contribution By Employer From 1 Jan 2016		175.00%	2.50%
Legal return on employee contributions paid until 31 December 2015	3.75%
Legal return on employer contributions paid until 31 December 2015	3.25%
Minimum return insurance companies until 1998	4.75%
Minimum return insurance companies from 1999	3.25%
Minimum return insurance companies since 2013	0.50%
Maximum return insurance companies since 2013	2.25%
Minimum current return insurance companies	0.50%
Maximum current return insurance companies	1.50%
Weighted average duration until pension age for the Belgian plan | Y	181
Expected employer contributions		€ 354,000
Pension charges - defined contributions plans	€ 159,000	€ 190,000